Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	2,500,000,000	2,500,000,000
Ordinary shares, shares issued (in Shares)	73,122,293	56,568,999
Ordinary shares, shares outstanding (in Shares)	73,122,293	56,568,999